Revenues and other income	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Revenues and other income	Revenues and other income
The revenue recognition accounting principles used to prepare the interim condensed consolidated financial statements for the six month period ended June 30, 2021 are identical to those used for the year ended December 31, 2020. However, the information related to the new license and collaboration agreement with LianBio is presented below.

Application of IFRS 15 to the license and collaboration agreement with PharmaEngine

The application of IFRS 15 to the license and partnership agreement entered into in 2012 between the Company and PharmaEngine is presented in section 4.1.6.15 of the Company's universal reference document filed with the Autorité des marchés financiers ("AMF") on April 7, 2021 and in the Note 15 of the Consolidated financial statements as of and for the year ended December 31, 2021 included in the Form 20-F, as amended, filed to the Securities and Exchange Commission ("SEC) the same day.

In March 2021, the Company and PharmaEngine mutually agreed to terminate the license and collaboration agreement. See note 4 Significant Transactions.

Application of IFRS 15 to the license and collaboration agreement with LianBio

Under the clause 8.5 of the license and collaboration agreement between the Company and LianBio, LianBio has the final decision on development and marketing activities in its territory. Consequently, the agreement does not qualify as a partnership under IFRS 11, which requires joint control and unanimous approval of strategic decisions by both parties. The agreement falls within the scope of IFRS 15 as the license, development services and product revenues are revenues of the Company.
We identified the separate performance obligations of the contract under IFRS 15. The partnership includes the following obligations to LianBio:
•an exclusive license, under the Company's intellectual property, to develop and market the licensed products,
•the right to actively participate in global Phase III registration trials to obtain marketing approval in China,
•if a pivotal trial is initiated by the Company in another country, the right to obtain a license and the right to reference efficacy data from the study and regulatory filings and approvals,
•if a Phase I and Phase II trial is initiated by the Company, the right to obtain access to and a license to all clinical data and regulatory filings relating to such clinical trial, and
•the requirement to purchase products under license to the Company.

The Company's know-how as disclosed and made available to LianBio could not technically be used by LianBio, or by a third party, to manufacture the licensed products. The provision of additional know-how data and information by the Company is necessary to enable a third party to manufacture the licensed products. This information will only be provided if the Company, at any time following a change of control of the Company, fails to provide at least 80% of LianBio's forecasted need for licensed products in a given calendar year. The license cannot be separated because LianBio cannot benefit from the license alone (i.e. without the ongoing manufacturing service provided by the Company). On this basis, we concluded that the license and the manufacturing service are not distinct.

As the license is not separate, any services performed in connection with the clinical trials cannot be analyzed as a separate service provided by the Company to LianBio, because LianBio cannot benefit from the clinical trials alone.

LianBio has the exclusive right to purchase and sell the licensed products in its territory but has no enforceable obligation to make the purchases.

Accordingly, the agreement contains only one performance obligation: the manufacturing and the supply by Nanobiotix to LianBio of the licensed products.

In consideration for this exclusive right to purchase and sell the licensed products granted to LianBio, the Company received on June 15, 2021, a non-refundable upfront payment of $20 million and may receive up to $220 million in potential additional payments upon the achievement of certain development and commercialization milestones. The development milestones events refer to the effort provided by LianBio to register the licensed product as a drug and to enroll patients in the global phase III registrational study in head and neck within 18 months and the receipt of marketing authorization for the Licensed Product in the territory for any indication in the field. The Company is entitled to receive sales milestones payments, once the aggregate net sales of the Licensed product in the territory achieve graduated amounts.

No revenue is to be recognized when such a right is granted. The upfront payment and milestone payment are considered as advance payments for future deliverables. Therefore, no revenue will be recognized until the first sales of the licensed products occur. In accordance with paragraph 106 of IFRS 15, upon receipt of an upfront payment from LianBio, the Company shall recognize a contractual liability to the extent of the upfront payment. The Company shall derecognize this contractual liability (and recognize revenue) when it transfers the licensed products.

The upfront payment and milestone payments must be allocated to the sales of licensed products. Significant judgment will be required to determine how to allocate the upfront payments to the sales of licensed products.

Nanobiotix will also be eligible to receive tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories. The method of recognizing these revenues is also yet to be determined.

Grants

Since its creation, the Company has received, because of its innovative approach to nanomedicine, certain grants and subsidies from the French State or French public authorities. These grants and subsidies are intended to finance its general or specified activities. Grants are recognized as income as the related expenses are incurred, irrespective of whether they are actually received.

Research tax credit

The research tax credit ("CIR") is granted to companies by the French government to encourage them to conduct technical and scientific research. Companies that can prove that they have incurred expenses that meet the required criteria (research expenses located in France or, since January 1, 2005, in the European Community or in another country that is a party to the Agreement on the European Economic Area and that has entered into a tax treaty with France containing an administrative assistance clause) are entitled to a tax credit which, in principle, can be offset against the corporate income tax due for the fiscal year in which the expenses were incurred and for the three following years. Any unused portion of the tax credit is then reimbursed by the Treasury. In the particular case where the Company qualifies as a small and medium-sized enterprise (SME), the Company may request immediate reimbursement of the balance of the tax credit without application of the three-year period.
The Company has benefited from the research tax credit since its creation. This financing is recorded under "Other income" in the year in which the corresponding expenses were incurred. The portion of the financing related to capitalized expenses is deducted in the balance sheet from the capitalized expenses and in the income statement from the amortization expenses of these expenses.

Detail of revenues and other income

The following table summarizes the Company’s revenues and other income per category for the six month period ended June 30, 2021 and 2020:

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Services	5	37
Other sales	5	—
Total revenues	10	37
Research tax credit	1,227	888
Subsidies	62	494
Other	20	28
Total other income	1,309	1,411
Total revenues and other income	1,319	1,448
The €432 thousand decrease in subsidies between June 30, 2021 and June 30, 2020 is mainly related to the subsidies granted by the French State in 2020 to compensate for limitations on activity implemented during the COVID-19 pandemic.